Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,315	$ 940	$ 1,309	$ 935
Provision for credit losses
Originations	28	28	61	53
Maturities	(67)	(35)	(116)	(70)
Changes in risk, parameters and exposures	81	444	166	575
Write-offs	(112)	(148)	(206)	(297)
Recoveries	33	29	68	67
Exchange rate and other	(3)		(7)	(5)
Balance at end of period	1,275	1,258	1,275	1,258
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	476	273	480	272
Provision for credit losses
Transfers to Stage 1	145	110	342	229
Transfers to Stage 2	(25)	(37)	(52)	(56)
Transfers to Stage 3		(1)	(1)	(2)
Originations	28	28	61	53
Maturities	(25)	(11)	(47)	(23)
Changes in risk, parameters and exposures	(108)	(20)	(290)	(131)
Exchange rate and other		1	(2)	1
Balance at end of period	491	343	491	343
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	721	517	733	520
Provision for credit losses
Transfers to Stage 1	(144)	(107)	(340)	(226)
Transfers to Stage 2	25	38	52	57
Transfers to Stage 3	(18)	(19)	(32)	(39)
Maturities	(42)	(24)	(69)	(47)
Changes in risk, parameters and exposures	140	352	338	493
Exchange rate and other	(2)		(2)	(1)
Balance at end of period	680	757	680	757
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	118	150	96	143
Provision for credit losses
Transfers to Stage 1	(1)	(3)	(2)	(3)
Transfers to Stage 2		(1)		(1)
Transfers to Stage 3	18	20	33	41
Changes in risk, parameters and exposures	49	112	118	213
Write-offs	(112)	(148)	(206)	(297)
Recoveries	33	29	68	67
Exchange rate and other	(1)	(1)	(3)	(5)
Balance at end of period	$ 104	$ 158	$ 104	$ 158